Annual Total Returns - FidelitySeriesGovernmentBondIndexFund-PRO - FidelitySeriesGovernmentBondIndexFund-PRO - Fidelity Series Government Bond Index Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 17, 2018
Fidelity Series Government Bond Index Fund
Bar Chart Table:
Annual Return 2019	6.63%
Annual Return 2020	7.98%
Annual Return 2021	(2.34%)
Annual Return 2022	(12.36%)